GUZOV OFSINK, LLC
                                ATTORNEYS-AT-LAW
                          600 MADISON AVENUE 14TH FLOOR
                            NEW YORK, NEW YORK 10022
                TELEPHONE: (212) 371-8008 TELEFAX: (212) 688-7273
                            HTTP://WWW.GOLAWINTL.COM

                                                                     May 7, 2007

Mr. Max A. Webb
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re:   China Agri-Business, Inc.
                  Amendment No. 1 to Registration Statement on Form SB-2 File No.: 333-135729
                  Filed April 2, 2007

Dear Mr. Webb:

      Reference is made to your comment letter, dated April 13, 2007 to our client, China Agri-Business, Inc. (the "Company"), relating to the subject registration statement (the "Comment Letter"). Set forth below are the comments contained in the Comment Letter followed by our response thereto:

Registration Statement
General

      1. We note that you have placed the dealer prospectus delivery obligation language in Part II of the registration statement before the signature page. The language should appear on the outside back cover page of the prospectus. Please revise or advise.

            Response

                  We have relocated the dealer prospectus delivery obligation language to the page next to the end of Part I of the amended registration statement so that it will appear on the outside back cover page of the prospectus.

Cautionary Note Regarding Forward-Looking Statements, page 8

      2. Please delete the second sentence of the fourth paragraph of this section. You may advise not to place undue reliance on future statements, but it is not acceptable to advise placing no reliance on them.

            Response

                  Instead of saying "Given these uncertainties, you should not place any reliance on these forward-looking statements." we have revised the note to say "Given these uncertainties, you should not place undue reliance on these forward-looking statements."

Corporate Information, page 10

      3. Please revise, if true, to clarify that you own directly or indirectly 100% of Xinsheng.

            Response

                  The Company does not own Xinsheng. However, under the
            management entrustment agreement signed on April 18, 2006 by and between Xinsheng and the Company's wholly owned subsidiary ("WOFE") filed as exhibit 9.2 to the registration statement filed on January 19, 2007, the Company, through WFOE, manages and controls Xinsheng. Please see the diagram below for the legal structure. Under such contract the Company, through WOFE, is entitled to receive all of the profits of, and is obligated to pay all of the debts of, Xinsheng. We have revised the Corporate Information section to clarify the structure.

 [The following table was represented as a flow chart in the printed material.]

             China Agri-Business, Inc.

                         |
100% ownership           |
                         |

             Mei Xin Agri Technology ------------------ Shaanxi Xin Sheng
             (Shaanxi) Co., Ltd.        Contractual     Centennial Agricultural
                                        Relationship    and Technology Co., Ltd.

Risk Factors

      4. We note that you earned approximately $.6 million on approximately $1.6 million revenue in the first nine months of 2006 and that you have no patents for your products. If there is a risk that you might face severe pricing pressure from copycat products, please add a risk factor. If there is not, please tell us why.


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

            Response

                  We have added a risk factor concerning the matter raised in your comments.

We are in the process of applying for a permanent registration certificate, page 13

      5. We note the addition of this risk factor and your revised disclosure on page 27. Please revise to further discuss the status of the application and when you expect a determination will be made. Please also discuss the risk(s) to your business if a certificate will not be issued. Similarly revise your disclosure on page 27.

            Response

                  The Company submitted the application to the Agriculture
            Bureau of Shaanxi Province on April 25, 2007. The Agriculture Bureau of Shaanxi Province will in turn transfer the application to the Fertilizer Quality Monitory Center of the PRC Ministry of Agriculture for the ultimate determination. The Company estimates that the ultimate determination can be made by the end of August 2007. We have included a discussion in case a certificate will not be issued and revised the disclosure under the risk factor and business section where reference is made to the permanent registration certificate.

Use of Proceeds, page 20

      6. We note you response to prior comment 10. Please also revise your "Calculation of Net Proceeds" table to present a midpoint figure.

            Response

                  We have revised the "Calculation of Net Proceeds" table to present a midpoint figure.

Business

Organic Biochemical Agricultural Application Products, page 26

      7. We note response to prior comment 11 and your disclosure on page 27 that your estimates are based on your own testing and a field trial report issued in 2006 by an independent third party, Chunhua County Land and Fertilizer Working Station. Please be advised that you must provide consents with respect to any statistics or other data provided by a third party named in the prospectus unless such information is based on public information available for free or at a nominal cost. See Rule 436 of Regulation C.


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

            Response

                  We have enclosed the consent of Chunhua County Land and
            Fertilizer Working Station to the amended registration statement. In addition, we revised our disclosure to include two more entities which issued their reports on our products - Shaanxi Province Land and Fertilizer Working Station and Shaanxi Province Yangling Zone Land and Fertilizer Working Station. Accordingly, we have also enclosed their consents.

Competition, page 29

      8. We note your response to prior comment 13. Please provide the basis for the following statements:

            o "our products contain a greater proportion of chitosan than those of our competitors";

            o "our customers choose our products because their greater efficiency offsets the customers' greater cost"; and

            o "Seeing the results, potential customers are inclined to purchase our products."

            Response

            o "our products contain a greater proportion of chitosan than those of our competitors" - This statement is based on our analysis on chitosan percentage in our competitors' products.

            o "our customers choose our products because their greater efficiency offsets the customers' greater cost" - This statement is based on the field trial reports provided by three independent entities in China, for the years of 2005 and 2004, i.e., Shaanxi Chunhua County Land and Fertilizer Working Station, Shaanxi Province Land and Fertilizer Working Station and Shaanxi Province Yangling Zone Land and Fertilizer Working Station.

            o "Seeing the results, potential customers are inclined to purchase our products." - This statement is based on our marketing staffs' impression.

            We have revised our disclosure to include the above-referenced bases.

Recent Developments, page 31

      9. We note your response to prior comment 12. Please revise to discuss the reasons for acquiring an equity interest in Tianwei and what part it has in your business strategy, if any.


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

            Response

                  We believe investing in Tianwei can generate high rewards
            based on our management evaluation on current business of Tianwei in China.

Management's Discussion and Analysis, page 32

      10. We note your disclosure that the reason for the increase in general and administrative expenses in the nine months ended September 30, 2006 was mainly due to a one time write off in prepaid accounts and long term deferred asset account for incorporation and reorganization related expenses. We also note your disclosure that the increase in general and administrative expenses for the year ended December 31, 2005 as compared with the same period in 2004 is a result of a one time write-off of incorporation expenses and reorganization related expenses for both fiscal year 2005 and 2004. Given that these incorporation and reorganization expenses appear to have been incurred during all periods presented, we do not believe they should be considered or referred to as "one-time charges." In addition, we also do not believe that the existence of these charges could be the reason for the change in the general and administrative expenses between periods since the charges appear to have been incurred in all periods presented. Please revise your disclosure to provide improved disclosure of the reasons for the increases in general and administrative expenses in all periods discussed.

            Response

                  We have revised our disclosure regarding the increase in
            general and administrative expenses for the fiscal years ended December 31, 2006 and 2005.

Executive Compensation, page 47

      11. We note your response to prior comment 12 and reissue in part. Please provide narrative disclosure in response to Item 402(c) of Regulation S-B or advise.

            Response

                  We have added narrative disclosure in response to Item 402(c)
            of Regulation S-B.

Note 10. Series A Preferred Stock, page F-13

      12. We note from your response to our prior comment 36 that you have included a table with pro forma net income and earnings per share in
            Note 10 to the financial statements. As previously requested, please revise to include a pro forma balance sheet giving effect to the conversion of the Series A Preferred shares into common shares in connection with the offering and to the recognition of a dividend associated with the beneficial conversion feature. The pro forma balance sheet should be presented on the face of the historical balance sheet. Also, the pro forma earnings per share data should be presented on the face of the income statement.

            Refer to the guidance outlined in SAB Topic 1:B:3 and Topic III, Sections IV.B and C of the Division of Corporation Finance Staff Training Manual.

            Response

                  The consolidated balance sheets and statements of operations have been revised to comply with your comment.

Signature Page

      13. We note your response to prior comment 21. Please ensure with future amendments that the registration statement is signed as of the date of filing.

            Response

                  We will ensure with future amendments that the registration statement is signed as of the date of filing.

Exhibit 5.1

      14. Your legal opinion must include all securities that are being registered. Please provide a legal opinion with respect to the Units and the warrants.

            Response

                  We have revised the definition of "Shares" in the last
            sentence of the first paragraph of our legal opinion to comply with your comment.

      15. Refer to the third to last paragraph of the opinion. Please revise your second sentence to clarify that you are opining on Maryland law by removing references to "internal law" and "without reference to conflict of laws."

            Response

                  We have revised the second sentence of the third to last
            paragraph of the opinion to comply with your comment.

      16. Refer to the second to last paragraph of the opinion. Please remove the last sentence of this paragraph, as it is an impermissible limitation.


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

            Response

                  We have removed the last sentence of the second to last
            paragraph of the opinion to comply with your comment.

Other

      17. The financial statements should be updated, as necessary, to comply with Rule 3-10(g) of Regulation S-B at the effective date of the registration statement. Please note that audited financial statements for the year ended December 31, 2006 should be provided in your next amendment to the Form SB-2 registration statement.

            Response

                  We have included the audited financial statements for the year ended December 31, 2006 in the amended registration statement.

            We enclose herewith a black lined copy of the registration statement for your convenience. In accordance with your request, on behalf of the Company we represent as follows:

      o the Company acknowledges that, should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

      o the Company acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

      o the Company acknowledges that it may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

                                                      Very truly yours,

                                                      Guzov Ofsink, LLC

                                                      By: /s/ Darren Ofsink
                                                      ---------------------
                                                          Darren Ofsink, Esq.


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